Goodwill (Details)	10 Months Ended		12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Goodwill [Line Items]
Impairment loss on goodwill			$ 11,773,403	$ 1,512,649
Guaranteed Net Profits			8,900,000
Fair value of contingent consideration			$ 7,987,000
Discount rate	15.42%	15.42%	15.42%	15.42%
Revenue	$ 6,943,000
Net profit (in Dollars)		$ 1,617,000
Bottom of Range [Member]
Goodwill [Line Items]
Adjusted payoff			$ 1,198,267
Top of Range [Member]
Goodwill [Line Items]
Adjusted payoff			$ 2,011,000